Fixed Assets - Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 5,698	€ 6,213
Ending balance	14,146	5,698
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,476	5,035
Ending balance	5,673	4,476
Licences
Disclosure of detailed information about intangible assets [line items]
Beginning balance	940	940
Ending balance	7,785	940
Advance payments
Disclosure of detailed information about intangible assets [line items]
Beginning balance	282	238
Ending balance	688	282
Acquisition costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,731	8,955
Additions	11,018	782
Disposals		(6)
Currency translation	(2)
Ending balance	20,747	9,731
Acquisition costs | Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,063	7,331
Additions	1,919	738
Disposals		(6)
Reclassifications	192
Currency translation	(2)
Ending balance	10,172	8,063
Acquisition costs | Licences
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,386	1,386
Additions	8,501
Ending balance	9,887	1,386
Acquisition costs | Advance payments
Disclosure of detailed information about intangible assets [line items]
Beginning balance	282	238
Additions	598	44
Reclassifications	(192)
Ending balance	688	282
Cumulative amortization and impairment charges
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,033)	(2,742)
Amortization	2,569	1,295
Disposals		4
Currency translation	(1)
Ending balance	(6,601)	(4,033)
Cumulative amortization and impairment charges | Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,587)	(2,296)
Amortization	913	1,295
Disposals		4
Currency translation	(1)
Ending balance	(4,499)	(3,587)
Cumulative amortization and impairment charges | Licences
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(446)	(446)
Amortization	1,656
Currency translation	0
Ending balance	€ (2,102)	€ (446)